Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013
Revenues:
Interest income	$ 4,341,602	$ 730,101	$ 888,321	$ 1,683,588	$ 14,934,355
Interest expense	(793,142)	(126,051)	(217,307)	(267,080)	(4,121,579)
Net interest income	3,548,460	604,050	671,014	1,416,508	10,812,776
Other income:
Realized loss on sale of investments, net	(17,080,871)	(20,935)	(21,362)	(98,382)	(31,358,766)
Unrealized gain (loss) and net interest income from Linked Transactions	(154,913)	3,553,147	3,730,610	4,822,727	111,905
Realized gain (loss) on derivative contracts, net	8,401,396	(16,000)	(21,333)	(75,551)	19,466,902
Unrealized loss on derivative contracts, net	(10,274,003)	(64,849)	(298,959)	(298,359)	(3,174,076)
Total other income (loss)	(19,108,391)	3,451,363	3,388,956	4,350,435	(14,954,035)
Expenses:
Management fee	413,164	98,164	146,718	244,882	941,166
General and administrative expenses	229,324	36,167	44,417	113,606	529,436
Operating expenses reimbursable to Manager	634,001	258,350	407,998	563,806	1,542,099
Other operating expenses	103,919	6,571	18,936	25,343	202,921
Compensation expense	74,229	0	0		159,193
Total expenses	1,454,637	399,252	618,069	947,637	3,374,815
Net income (loss)	(17,014,568)	3,656,161	3,441,901	4,819,306	(7,516,074)
Dividends to preferred stockholders	0	0	0	(220,833)	(2,326)
Net income (loss) attributable to common stockholders	(17,014,568)	3,656,161	3,441,901	4,819,306	(7,518,400)
Earnings per share:
Net income (loss) attributable to common stockholders (basic and diluted)	$ (17,014,568)	$ 3,656,161	$ 3,441,901	$ 4,819,306	$ (7,518,400)
Weighted average number of shares of common stock outstanding (in shares)	7,360,350	1,656,250	1,656,250	26,500,000	5,695,881
Basic and diluted income (loss) per share (in dollars per share)	$ (2.31)	$ 2.21	$ 2.08	$ 0.18	$ (1.32)
Dividends declared per share of common stock (in dollars per share)	$ 0.48	$ 0	$ 0	$ 0.04	$ 1.28